TRADE AND OTHER RECEIVABLES	12 Months Ended
Jun. 30, 2021
Trade and other receivables [abstract]
Trade and other receivables
15

TRADE AND OTHER RECEIVABLES
ACCOUNTING POLICIES
Recognition and measurement
Trade

and other

receivables, excluding

Value

Added Tax

and prepayments,

are non-derivative

financial assets

categorised as
financial assets at amortised cost.
These assets are initially measured at fair value plus directly attributable transaction costs. Subsequent to initial recognition, they are measured at

amortised cost using

the effective interest

method less any

expected credit losses

using the Group’s

business
model for managing its financial assets.

The Group derecognises

a financial asset

when the contractual

rights to the cash

flows from the

asset expire, or it

transfers the
rights to receive the contractual cash

flows in a transaction in which substantially

all of the risks and rewards of

ownership of the
financial asset are transferred,

or it neither transfers

nor retains substantially all

of the risks and

rewards of ownership and

does
not retain control over the

transferred asset. Any interest in

such derecognised financial assets that

is created or retained by

the
Group is recognised as a separate asset or liability.
Impairment
The Group recognises loss

allowances for trade and

other receivables at an

amount equal to expected

credit losses (“ECLs”). The
Group uses the simplified ECL approach. When determining whether the credit risk of a financial asset has increased since initial recognition and when estimating

ECLs, the Group

considers reasonable and supportable

information that is

relevant and available
without undue

cost or

effort. This

includes both

quantitative and

qualitative information

and analysis,

based on

informed credit
assessments and including forward-looking information. The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.

ECLs are a probability

weighted estimate of credit

losses. Credit losses are

measured as the present

value of all cash

shortfalls
(i.e. the

difference between

the cash

flows due

to the

entity in

accordance with

the contract

and the

cash flows

that the

Group
expects to receive). The Group assesses whether the financial asset is credit impaired at each reporting date. A financial asset is
credit impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred, including but not limited to financial difficulty or default of payment. The Group will write off a financial asset when there is no

reasonable expectation of

recovering it

after considering whether

all means to

recovery the asset

have been exhausted,
or the counterparty has been liquidated and the Group has assessed that no recovery is possible.
Any impairment losses are recognised in the statement of profit or loss.
Trade

receivables relate

to gold

sold on

the bullion

market by

Rand Refinery

in its

capacity as

an agent.

Settlement is

usually
received two working days from gold sold date.
Amounts in R million 2021 2020
Trade receivables 56.5 23.1
Value Added Tax 50.2 83.5
Other receivables

1
21.2 17.3
Prepayments 17.4 25.1
Allowance for impairment (1.2) (2.6)
144.1 146.4
1

Other receivables consist of a number of individually

insignificant amounts receivable
CREDIT RISK
The Group

is exposed

to credit

risk on

the total

carrying value

of its

trade receivables

and other

receivables excluding

Value
Added Tax

and prepayments.
The Group manages its exposure to

credit risk on trade receivables by maintaining a

short term cycle to settlement of
2

working
days. The Group manages its

exposure to credit risk on other

receivables by establishing a maximum payment

period of
30

days,
and

ensuring

that

counterparties

are

of

good

credit

standing

and

transacting

on

a

secured

or

cash

basis

where

considered
necessary. The majority of

other receivables comprises

of balances with

counterparties who have

been transacting with

the Group
for

over

5

years

and

in

some

of

these

cases,

the

counterparties

are

also

suppliers

of

the

Group.

Receivables

are

regularly
monitored and assessed for recoverability.
The balances of counterparties who have been assessed as being credit impaired at reporting date are as follows:
2021 2020
Amounts in R million
Non-credit
impaired
Credit
impaired
Non-credit
impaired
Credit
impaired
Trade receivables 56.5 - 23.1 -
Other receivables 20.0 1.2 14.7 2.6
76.5 1.2 37.8 2.6
Loss allowance - (1.2) - (2.6)
Movement in the allowance for impairment in respect of trade and other receivables during the year was as follows:
Amounts in R million 2021 2020
Balance at the beginning of the year (2.6) (4.9)
Credit loss allowance/impairments recognised included in operating costs (0.2) (0.2)
Credit loss allowance/impairments reversed included in operating costs 1.3 0.4
Credit loss allowance written off against related receivable 0.3 2.1
Balance at the end of the year (1.2) (2.6)
MARKET RISK
Interest rate risk
Trade and other receivables do not earn interest and are therefore not subject to interest rate risk.
Foreign currency risk
Gold is

sold at

spot rates

and is

denominated in

US Dollars.

Gold sales

are therefore

exposed to

fluctuations in

the US

Dollar/South
African Rand exchange rate. All foreign currency transactions are entered into during the year ended June 30, 2021 were at spot
rates and no hedges are entered into. Rand Refinery, acting as an agent for the Group, sells the USD to be received from bullion sales on

the same

date as the

respective bullion

sale since

November 2020.

As a

result, trade receivables

are not

exposed to
fluctuations in the US Dollar/South African Rand exchange rate from this date.
Figures in USD million 2021 2020
Foreign denomination of trade receivables at June 30 - 1.3
A 20 % strengthening of the Rand against the US Dollar at 30 June would have increased/(decreased) equity and profit/(loss) by the amounts shown below. This analysis assumes that all other variables remain constant.
Amounts in R million 2021 2020
Strengthening of the Rand against the US Dollar - (2.3)
Weakening of the Rand against the US Dollar - 2.3
FAIR VALUE

OF FINANCIAL INSTRUMENTS
The fair value of trade and other receivables approximate their carrying value due to their short-term maturities.